Credit Risk - Summary of Residential Mortgages by Credit Performance (Parenthetical) (Detail) £ in Millions	Dec. 31, 2017 GBP (£)
Disclosure of credit risk exposure [line items]
Non performing loans	£ 1,868
Later Than 1 day and Not Later Than 1 Month [member]
Disclosure of credit risk exposure [line items]
Non performing loans	£ 2,661